Borrowings (Details)																							12 Months Ended
	Dec. 29, 2019 CNY (¥)	Nov. 09, 2019 CNY (¥)	Nov. 05, 2019 CNY (¥)	Oct. 26, 2019 CNY (¥)	Oct. 11, 2019 CNY (¥)	Oct. 10, 2019 CNY (¥)	Sep. 28, 2019 CNY (¥)	Sep. 12, 2019 CNY (¥)	Aug. 15, 2019 CNY (¥)	Jul. 15, 2019 CNY (¥)	Jun. 13, 2019 CNY (¥)	Jun. 07, 2019 CNY (¥)	May 09, 2019 CNY (¥)	Apr. 21, 2019 CNY (¥)	Apr. 12, 2019 CNY (¥)	Mar. 16, 2019 CNY (¥)	Mar. 15, 2019 CNY (¥)	Mar. 06, 2019 CNY (¥)	Feb. 11, 2019 CNY (¥)	Jan. 28, 2019 CNY (¥)	Jan. 04, 2019 CNY (¥)	Sep. 07, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) company person	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥) company	Dec. 31, 2016 CNY (¥)	Aug. 17, 2019	Dec. 31, 2018 CNY (¥) company person
Borrowings
Short-term borrowings																								$ 106,340,912			¥ 698,667,011			¥ 731,446,715
Interest rate (as a percent)																								6.50%			6.50%			6.50%
Bank debt repaid																											¥ 1,087,370,000	¥ 893,900,000
Interest expenses related to borrowings																								$ 5,877,495	¥ 40,427,287	$ 6,840,470	44,696,999
Agricultural Bank of China in 2017
Borrowings
Short-term borrowings																											¥ 320,000,000
Interest rate (as a percent)																											4.35%
Agricultural Bank of China
Borrowings
Short-term borrowings																								$ 46,988,225						¥ 323,200,000
Interest rate (as a percent)																								4.35%						4.35%
Agricultural Bank of China | Notes payable to bank due January 04, 2019
Borrowings
Bank debt repaid																					¥ 43,200,000
Agricultural Bank of China | Notes payable to bank due January 28, 2019
Borrowings
Bank debt repaid																				¥ 40,000,000
Agricultural Bank of China | Notes payable to bank due June 07, 2019
Borrowings
Bank debt repaid												¥ 10,000,000
Agricultural Bank of China | Notes payable to bank due June 13, 2019
Borrowings
Bank debt repaid											¥ 20,000,000
Agricultural Bank of China | Notes payable to bank due July 15, 2019
Borrowings
Bank debt repaid										¥ 20,000,000
Agricultural Bank of China | Notes payable to bank due August 15, 2019
Borrowings
Bank debt repaid									¥ 40,000,000
Agricultural Bank of China | Notes payable to bank due September 12, 2019
Borrowings
Bank debt repaid								¥ 20,000,000
Agricultural Bank of China | Notes payable to bank due September 28, 2019
Borrowings
Short-term borrowings																								$ 4,844,104						¥ 33,319,295
Interest rate (as a percent)							5.0025%
Bank debt repaid							¥ 33,319,295
Agricultural Bank of China | Notes payable to bank due October 10, 2019
Borrowings
Bank debt repaid						¥ 30,000,000
Agricultural Bank of China | Notes payable to bank due October 11, 2019
Borrowings
Bank debt repaid					¥ 20,000,000
Agricultural Bank of China | Notes payable to bank due October 26, 2019
Borrowings
Bank debt repaid				¥ 30,000,000
Agricultural Bank of China | Notes payable to bank due November 05, 2019
Borrowings
Bank debt repaid			¥ 10,000,000
Agricultural Bank of China | Notes payable to bank due November 09, 2019
Borrowings
Bank debt repaid		¥ 40,000,000
Construction Bank of China in 2017
Borrowings
Short-term borrowings																											¥ 199,800,000
Interest rate (as a percent)																											5.22%
Construction Bank of China in 2017 | Notes payable to bank due December 31, 2018
Borrowings
Bank debt repaid																									114,972,579
Construction Bank of China in 2017 | Notes payable to bank due December 31, 2019
Borrowings
Bank debt repaid																							¥ 84,427,421
Construction Bank of China
Borrowings
Short-term borrowings																								$ 28,630,167						¥ 196,927,421
Construction Bank of China | Minimum
Borrowings
Interest rate (as a percent)																								4.785%						4.785%
Construction Bank of China | Notes payable to bank due February 11, 2019
Borrowings
Bank debt repaid																			¥ 30,000,000
Construction Bank of China | Notes payable to bank due March 06, 2019
Borrowings
Bank debt repaid																		¥ 25,000,000
Construction Bank of China | Notes payable to bank due March 15, 2019
Borrowings
Bank debt repaid																	¥ 20,000,000
Construction Bank of China | Notes payable to bank due March 16, 2019
Borrowings
Bank debt repaid																¥ 19,827,421
Construction Bank of China | Notes payable to bank due April 12, 2019
Borrowings
Bank debt repaid															¥ 20,000,000
Construction Bank of China | Notes payable to bank due April 21, 2019
Borrowings
Bank debt repaid														¥ 25,000,000
Construction Bank of China | Notes payable to bank due May 09, 2019
Borrowings
Bank debt repaid													¥ 20,000,000
Construction Bank of China | Notes payable to bank due December 29, 2019
Borrowings
Bank debt repaid	¥ 37,100,000
China Construction Bank | Maximum
Borrowings
Interest rate (as a percent)																								5.655%						5.655%
China CITIC Bank
Borrowings
Short-term borrowings																								$ 18,754,582			¥ 129,867,011			¥ 129,000,000
Interest rate (as a percent)																								5.8725%			5.655%			5.8725%
Number of third-party companies | company																								2			2			2
China CITIC Bank | Notes payable to bank due October 15, 2019
Borrowings
Bank debt repaid																									¥ 129,000,000
Daqing Rural Commercial Bank
Borrowings
Short-term borrowings																								$ 7,123,834			¥ 49,000,000			¥ 49,000,000
Number of third-party companies | company																								3						3
Number of natural persons | person																								2						2
Daqing Rural Commercial Bank | Notes payable to bank due September 07, 2018
Borrowings
Interest rate (as a percent)																						3.50%
Bank debt repaid																						¥ 49,000,000
Daqing Rural Commercial Bank | Notes payable to bank due August 17, 2019
Borrowings
Interest rate (as a percent)																													2.917%